Provisions - Summary of Activity for Provision for Warranty and Other Provisions (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of other provisions [line items]
Balance at the beginning of the year	₨ 3,036	₨ 2,455
Additional provision during the year	1,578	1,637
Utilized/written-back during the year	(1,842)	(1,056)
Balance at the end of the year	2,772	3,036
Provision for warranty [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	215
Additional provision during the year	307
Utilized/written-back during the year	(227)
Balance at the end of the year	295	215
Provision for onerous contracts [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	2,358	1,841
Additional provision during the year	1,080	1,122
Utilized/written-back during the year	(1,492)	(605)
Balance at the end of the year	1,946	2,358
Other provisions [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	463	295
Additional provision during the year	191	270
Utilized/written-back during the year	(123)	(102)
Balance at the end of the year	₨ 531	₨ 463